ADVISORSHARES LET BOB AI POWERED MOMENTUM ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 10.1%

Building Materials – 1.6%
Trane Technologies PLC	1,771	$359,354

Internet – 1.2%
Okta, Inc.*	3,300	268,983

Machinery - Construction & Mining – 1.6%
Caterpillar, Inc.	1,363	372,099

Retail – 2.5%
Abercrombie & Fitch Co., Class A*	9,950	560,881

Telecommunications – 3.2%
Cisco Systems, Inc.	6,697	360,031
Extreme Networks, Inc.*	15,100	365,571
Total Telecommunications		725,602

Total Common Stocks (Cost $2,028,527)		2,286,919

MONEY MARKET FUND – 89.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.23%(a) (Cost $20,437,926)	20,437,926	20,437,926

Total Investments – 99.8% (Cost $22,466,453)		22,724,845
Other Assets in Excess of Liabilities – 0.2%		49,363
Net Assets – 100.0%		$22,774,208

PLC - Public Limited Company

*	Non-income producing security.

(a)	Rate shown reflects the 7-day yield as of September 30, 2023.

ADVISORSHARES LET BOB AI POWERED MOMENTUM ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,286,919	$-	$-	$2,286,919
Money Market Fund	20,437,926	-	-	20,437,926
Total	$22,724,845	$-	$-	$22,724,845

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Building Materials	1.6%
Internet	1.2
Machinery - Construction & Mining	1.6
Retail	2.5
Telecommunications	3.2
Money Market Fund	89.7
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%